Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments - fair values and risk management
Summary of fair value hierarchy carrying amounts of financial assets and financial liabilities

		As of December 31, 2025
in €‘000	Financial statement	Carrying
Description of Financial Instrument	classification	amount	Fair value	Level 1	Level 2	Level 3
Financial assets at FVTPL
Cash equivalents	Cash and cash equivalents	136,624	136,624	136,624	—	—
Loans receivable	Other financial assets and other non-current assets	11,500	11,500	—	—	11,500
Financial assets at FVOCI
Equity investments	Other financial assets and other non-current assets	5,984	5,984	—	—	5,984
Total financial assets		154,108	154,108	136,624	—	17,484
Financial liabilities measured at amortized cost
Capitalized sport rights licenses[1]	Trade payables – current and Trade payables – non-current	1,530,926	1,565,875	—	1,565,875	—
Total financial liabilities		1,530,926	1,565,875	—	1,565,875	—

1 - Fair value of capitalized sport rights licenses is determined by calculating the NPV of future payments using the latest IBR and CRP as of December 31, 2025.

		As of December 31, 2024
in €‘000	Financial statement	Carrying
Description of Financial Instrument	classification	amount	Fair value	Level 1	Level 2	Level 3
Financial assets at FVTPL
Cash equivalents	Cash and cash equivalents	142,969	142,969	142,969	—	—
Financial assets at FVOCI
Equity investments	Other financial assets and other non-current assets	6,747	6,747	—	—	6,747
Total financial assets		149,716	149,716	142,969	—	6,747
Financial liabilities at FVTPL
Contingent consideration	Other liabilities and other non-current liabilities	9,356	9,356	—	—	9,356
Financial liabilities measured at amortized cost
Capitalized sport rights licenses[1]	Trade payables – current and Trade payables – non-current	1,073,975	1,165,024	—	1,165,024	—
Total financial liabilities		1,083,331	1,174,380	—	1,165,024	9,356

1 - Fair value of capitalized sport rights licenses is determined by calculating the NPV of future payments using the latest IBR and CRP as of December 31, 2024.

Summary of reconciliation from the opening balances to the closing balances for level 3 fair values

	Equity	Contingent	Loans
in €‘000	investments	consideration	receivable
Balance as of January 1, 2024	6,346	15,369	—
Additions	—	2,605	—
Payments	—	(8,578)	—
Net change in fair value – unrealized (included in OCI)	401	—	—
Net change in fair value – unrealized (included in Finance cost / income)	—	(40)	—
Balance as of December 31, 2024	6,747	9,356	—
Additions	—	—	11,500
Payments	—	(9,547)	—
Net change in fair value – unrealized (included in OCI)	(763)	—	—
Net change in fair value – unrealized (included in Finance cost / income)	—	191	—
Balance as of December 31, 2025	5,984	—	11,500

Summary of contractual cash flows for financial liabilities

	As of December 31, 2025
		Due between	Due after
	Due less than	one to five	five
in €‘000	one year	years	years	Total
Trade payables	437,203	1,264,305	200,531	1,902,039
Deferred & contingent consideration cash flows	2,137	—	—	2,137
Bank debt - contractual cash flows[1]	1,840	767	—	2,607
Lease liabilities cash flows	11,422	39,331	30,437	81,190
Other financial liabilities	6,102	—	—	6,102
Total	458,704	1,304,403	230,968	1,994,075

	As of December 31, 2024
		Due between	Due after
	Due less than	one to five	five
in €‘000	one year	years	years	Total
Trade payables	210,307	817,334	323,916	1,351,557
Deferred & contingent consideration cash flows	9,356	—	—	9,356
Bank debt - contractual cash flows[1]	1,840	2,607	—	4,447
Lease liabilities cash flows	10,190	26,127	25,624	61,941
Other financial liabilities	5,382	—	—	5,382
Total	237,075	846,068	349,540	1,432,683
[1]

For the €220.0 million unutilized RCF, the foreseeable interest expense will be €1.84 million per annum, based on the assumption the RCF remains undrawn and the Senior Secured Net Leverage Ratio remains equal to or less than 3.00:1.00. Refer to Note 20.

Summary of provides information about the exposure to credit risk and ECLs for loans receivable

Loans receivable: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Grades 1 - 6: Low risk (BBB- to AAA)	—	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	—	0.0%	—	no
Grade 12: Loss (D)	10,240	100.0%	(10,240)	yes
Total as of December 31, 2025	10,240		(10,240)
Grades 1 - 6: Low risk (BBB- to AAA)	47	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,588	58.2%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes
Total as of December 31, 2024	15,893		(14,345)

Summary of trade receivables from individual customers: exposure To credit risk and ECLs

Trade receivables from individual customers: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Current (not past due)	41,891	0.8%	(341)	no
1 to 60 days past due	39,859	3.2%	(1,263)	no
61 to 90 days past due	7,052	5.8%	(407)	no
More than 90 days past due	21,945	69.2%	(15,184)	yes
Total as of December 31, 2025	110,747		(17,195)

Current (not past due)	40,596	3.4%	(1,377)	no
1 to 60 days past due	29,179	2.6%	(763)	no
61 to 90 days past due	2,640	12.3%	(324)	no
More than 90 days past due	16,305	56.1%	(9,150)	yes
Total as of December 31, 2024	88,720		(11,614)

Summary of effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies

	Year Ended December 31,
in €‘000	2025	2024
€ exchange rate +10%	(31,733)	(41,011)
€ exchange rate +5%	(15,866)	(20,505)
€ exchange rate -5%	15,866	20,505
€ exchange rate -10%	31,733	41,011